Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost	$ 75,061	$ 57,461
Gross unrealized gains	1,595	753
Gross unrealized losses	18	57
Fair value	76,638	58,157
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	16,374	12,176
Gross unrealized gains	454	216
Gross unrealized losses		11
Fair value	16,828	12,381
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	17,295	3,203
Gross unrealized gains	253	42
Gross unrealized losses	1	4
Fair value	17,547	3,241
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	12,634	19,527
Gross unrealized gains	595	384
Gross unrealized losses		22
Fair value	13,229	19,889
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	27,643	20,543
Gross unrealized gains	274	87
Gross unrealized losses	17	19
Fair value	27,900	20,611
Other debt [member]
Disclosure of financial assets [line items]
Cost	1,115	2,012
Gross unrealized gains	19	24
Gross unrealized losses		1
Fair value	$ 1,134	$ 2,035